FINANCIAL INSTRUMENTS (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Derivatives not designated as hedging instruments:
Derivative financial liabilities	$ 33	¥ 236	¥ 2,138
Financial liabilities at amortized cost:
Due to the Shareholder	1,612	11,563	11,361
Financial liabilities at amortised cost, class [member]
Derivatives not designated as hedging instruments:
Derivative financial liabilities	33	236	2,138
Financial liabilities at amortized cost:
Trade payables	39	280	280
Financial liabilities in other payables and accruals	143	1,025	1,910
Due to related companies	1,612	11,563	11,361
Due to the Shareholder	10,507	75,361	78,567
Total	12,334	88,465	94,256
Total current	1,827	13,104	15,689
Total non-current	$ 10,507	¥ 75,361	¥ 78,567